Schedule of outstanding warrants (Details) - Warrants [member]	6 Months Ended
	Jun. 30, 2026 kr / shares	Jun. 30, 2025 kr / shares
IfrsStatementLineItems [Line Items]
Outstanding Number of options	1,561,400
Weighted average share price outstanding, beginning balance	kr 72.84
Granted during the period
Weighted average share price Granted
Exercised during the period	(22,313)
Weighted average share price Exercised	kr 73.05
Forfeited during the period	(144,799)
Weighted average share price Forferited	kr 73.05
Expired
Weighted average share price Expired
Outstanding Number of options	1,394,288
Weighted average share price Outstanding, ending balance	kr 72.83
Exercisable at the end of the period	1,098,598
Weighted average share price Exercisable	kr 72.85